INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Carry-forwards losses and credits	$ 117,493	$ 59,911
Capitalized research and development	40,324	22,859
Deferred revenues	19,749	12,841
Intangible assets	7,727	8,267
Share-based compensation	29,123	26,897
Operating lease liability	4,971	4,737
Accruals and others	9,680	4,276
Gross deferred tax assets before valuation allowance	229,067	139,788
Less: Valuation allowance	94,663	24,569
Total deferred tax assets	134,404	115,219
Deferred tax liabilities:
Intangible assets	(133,928)	(3,527)
Deferred commissions	(31,133)	(24,999)
Operating lease ROU asset	(4,948)	(4,696)
Property and equipment and other	(655)	(700)
Gross deferred tax liabilities	(170,664)	(33,922)
Net deferred tax assets (liabilities)	$ (36,260)	$ 81,297